PIONEER GROWTH TRUST
                                 60 State Street
                                Boston, MA 02109


                                                          March  4, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Growth Trust (the "Trust")
              Pioneer Capital Growth
              Pioneer Equity-Income
              Pioneer Gold Shares
              File Nos. 33-34801 and 811-6106
              CIK No. 0000863334

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated February 28, 1997, and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000863334-97-000003.

              If you have any questions or comments concerning the enclosed, please contact me at (617) 742-7825 (collect).

                                                          Very truly yours,


                                                         /s/ Patricia M. Ballard
                                                          Patricia M. Ballard
                                                          Paralegal
     cc:      Mses. Rajotte/Alves
              Joseph P. Barri, Esq.
              Mark Goshko, Esq.